   As filed with the Securities and Exchange Commission on April 17, 2001
                                                        Registration No. 2-86083
                                                                       811-03831

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933




                          Post-Effective Amendment No. 22                  [ X ]

                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 19                          [ X ]


                          NYLIAC MFA SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)


                  Depositor's Telephone Number: (212) 576-7000
                              Richard Bowman, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)
                                    Copy to:
Richard Choi, Esq.                           Sheila K. Davidson, Esq.
Foley & Lardner                              Senior Vice President
3000 K Street, N.W.                          and General Counsel
Suite 500                                    New York Life Insurance Company
Washington, D.C.  20007-5109                 51 Madison Avenue
                                             New York, New York 10010


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]      on May 1, 2001 pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      on             pursuant to paragraph (a)(1) of Rule 485.
            -----------

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
         Units of interest in a separate account under variable annuity contracts.

                FACILITATOR(R): MULTI-FUNDED RETIREMENT ANNUITY
                                  INVESTING IN
                         NYLIAC MFA SEPARATE ACCOUNT I
                         NYLIAC MFA SEPARATE ACCOUNT II

          Supplement Dated May 1, 2001 to Prospectus Dated May 1, 2000

          This supplement amends the May 1, 2000 Prospectus for the Facilitator(R) Multi-Funded Retirement Annuity policies ("policies"). Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a Prospectus for the policies dated May 1, 2000. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

          On page 3, replace the definition of "Business Day" with the following:

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

      On page 3, insert the following definition:

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

          On page 4, amend the section entitled "Policy Owner and Fund Expenses NYLIAC MFA Separate Accounts Flexible Premium Policies" as follows:

             Replace fund headings with:

                                                               MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
                                                              GROWTH EQUITY        BOND       CASH MANAGEMENT
                                                             ----------------   -----------   ---------------

             Replace MainStay VP Series Fund Annual Expenses with:

MAINSTAY VP SERIES FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended December 31, 2000)
     Advisory Fees.........................................         0.25%           0.25%           0.25%
     Administration Fees...................................         0.20%           0.20%           0.20%
     Other Expenses........................................         0.05%           0.06%           0.07%
     Total Fund Annual Expenses............................         0.50%           0.51%           0.52%

          On page 4, replace the second paragraph under "EXAMPLES" with the following:

     A policy owner would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return on assets:

     1. If you surrender your policy at the end of the stated time period:

                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $104     $175      $237       $371
           Bond........................................................   $105     $176      $238       $372
           Money Market................................................   $105     $176      $238       $373

     2. If you do not surrender or annuitize your policy:

                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $33      $102      $172       $359
           Bond........................................................   $33      $102      $173       $360
           Money Market................................................   $34      $102      $173       $361

          On page 5, amend the section entitled "Policy Owner and Fund Expenses NYLIAC MFA Separate Accounts Single Premium Policies" as follows:

             Replace fund headings with:

                                                               MAINSTAY VP    MAINSTAY VP     MAINSTAY VP
                                                              GROWTH EQUITY      BOND       CASH MANAGEMENT
                                                              -------------   -----------   ---------------

               Replace MainStay VP Series Fund Annual Expenses with:

MAINSTAY VP SERIES FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended December 31,
     2000)
     Advisory Fees..........................................       0.25%          0.25%           0.25%
     Administration Fees....................................       0.20%          0.20%           0.20%
     Other Expenses.........................................       0.05%          0.06%           0.07%
     Total Fund Annual Expenses.............................       0.50%          0.51%           0.52%

        On page 5, replace the second paragraph under "EXAMPLES" with the following:

     A policy owner would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return on assets:

     1. If you surrender your policy at the end of the stated time period:

                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $90      $111      $131       $208
           Bond........................................................   $90      $111      $131       $209
           Money Market................................................   $90      $111      $132       $210

     2. If you do not surrender or annuitize your policy:

                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $18       $56       $96       $208
           Bond........................................................   $18       $56       $96       $209
           Money Market................................................   $18       $56       $96       $210

          On page 7, at the end of the response to Question 5, add the following sentence as a new paragraph:

     In no event will the aggregate Service Charge applied under the policy exceed eight and one half percent (8.5%) of the total Premium Payments.

          On page 11, replace the first paragraph with the following:

     The following Accumulation Unit values and the number of Accumulations Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from financial statements audited by PricewaterhouseCoopers LLP, independent accountants. Values and Units shown are for full year periods, except where indicated.

     On page 12, add the following to the "Condensed Financial Information" for NYLIAC MFA Separate Account I:

                                                                 JANUARY 1, 2000 TO DECEMBER 31, 2000
                                               -------------------------------------------------------------------------
                                                   COMMON STOCK                 BOND                  MONEY MARKET
                                               {INVESTMENT DIVISIONS   {INVESTMENT DIVISIONS}    {INVESTMENT DIVISIONS}
                                               ---------------------   -----------------------   -----------------------
                                                SINGLE     FLEXIBLE      SINGLE      FLEXIBLE      SINGLE      FLEXIBLE
                                                PREMIUM     PREMIUM     PREMIUM      PREMIUM      PREMIUM      PREMIUM
                                               POLICIES    POLICIES     POLICIES     POLICIES     POLICIES     POLICIES
                                               ---------   ---------   ----------   ----------   ----------   ----------
Accumulation Unit Value as of 1/1/00.........     $81.03      $74.80      $32.52       $30.02       $21.53       $19.88
Accumulation Unit Value as of 12/31/00.......     $77.35      $71.05      $35.27       $32.39       $22.56       $20.72
Number of units outstanding as of 12/31/00...  1,294,019   2,781,175     531,177    1,171,922      126,196      236,010

          On page 12, replace the last paragraph with the following:

     The following Accumulation Unit values and the number of Accumulations Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from financial statements audited by PricewaterhouseCoopers LLP, independent accountants. Values and Units shown are for full year periods, except where indicated.

     On page 14, add the following to the "Condensed Financial Information" for NYLIAC for MFA Separate Account II:

                                                               JANUARY 1, 2000 TO DECEMBER 31, 2000
                                               ---------------------------------------------------------------------
                                                   COMMON STOCK                BOND                MONEY MARKET
                                               {INVESTMENT DIVISIONS   INVESTMENT DIVISIONS    {INVESTMENT DIVISIONS
                                               ---------------------   ---------------------   ---------------------
                                                SINGLE     FLEXIBLE     SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                PREMIUM     PREMIUM     PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                               POLICIES    POLICIES    POLICIES    POLICIES    POLICIES    POLICIES
                                               ---------   ---------   ---------   ---------   ---------   ---------
Accumulation Unit Value as of 1/1/00.........     $81.03      $74.80      $32.52      $30.02      $21.53      $19.88
Accumulation Unit Value as of 12/31/00.......     $77.35      $71.05      $35.27      $32.39      $22.56      $20.72
Number of units outstanding as of 12/31/00...  1,628,390     272,995     883,537     129,961     215,775      26,289

          On page 14, replace the first paragraph under "FINANCIAL STATEMENTS" with the following:

     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 2000, 1999 and 1998 and of the Separate Accounts (including the auditor's report) for the year ended December 31, 2000 are included in the Statement of Additional Information.

          On page 15, in the second paragraph, replace "$29.669 billion" with "$32.39 billion."

          At the bottom of page 15, replace the table in the fourth paragraph under "The Portfolios" with the following:


            FUND                   INVESTMENT ADVISOR           ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.   New York Life Investment     MainStay VP Growth Equity
                                     Management LLC              MainStay VP Bond
                                                            MainStay VP Cash Management

     Please refer to the attached Prospectus of the Fund for a complete description of the Fund, the investment advisers, the subadvisers, and the Portfolios.

          On page 30, replace the Tables of Contents with the following:

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................
     Total Disability Benefit Rider.........................    2
     Valuation of Accumulations Units.......................    2
     Computation of Variable Income Payments................    3
     Contingent Annuitant...................................    3
INVESTMENT PERFORMANCE CALCULATIONS.........................    4
     Money Market Investment Division.......................    4
     Bond Investment Division Yields........................    4
     Bond and Common Stock Standard Total Return
      Calculations..........................................    5
     Other Performance Data.................................    6
MAINSTAY VP SERIES FUND, INC. ..............................    6
ANNUITY PAYMENTS............................................    6
GENERAL MATTERS.............................................    7
FEDERAL TAX MATTERS.........................................    7
     Taxation of New York Life Insurance and Annuity
      Corporation...........................................    7
     Tax Status of the Policies.............................    7
DISTRIBUTOR OF THE POLICIES.................................    8
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    8
STATE REGULATION............................................    8
RECORDS AND REPORTS.........................................    9
LEGAL PROCEEDINGS...........................................    9
EXPERTS.....................................................    9
OTHER INFORMATION...........................................    9
FINANCIAL STATEMENTS........................................  F-1

          In the final sentence on page 30, replace "May 1, 2000" with "May 1, 2001."

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                FACILITATOR(R): MULTI-FUNDED RETIREMENT ANNUITY
                                  INVESTING IN
                         NYLIAC MFA SEPARATE ACCOUNT I
                         NYLIAC MFA SEPARATE ACCOUNT II

Supplement Dated May 1, 2001 to Statement of Additional Information Dated May 1,
                                      2000

          This supplement amends the May 1, 2000 Statement of Additional Information ("SAI") for the Facilitator(R) Multi-Funded Retirement Annuity policies ("policies"). Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a SAI for the Prospectus to the policies dated May 1, 2000. The terms we use in this supplement have the same meanings as in the SAI for the Prospectus to the policies.

          You should read the SAI in conjunction with the Facilitator Prospectus dated May 1, 2000 as supplemented May 1, 2001.

          On page 4, replace the fourth and fifth paragraphs under the subheading "MONEY MARKET INVESTMENT DIVISION" with the following:

     For the seven-day period ending December 31, 2000, the annualized yields for the single premium policies for the Money Market Investment Division were 4.13% for NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II. For the same period, the annualized yields for the flexible premium policies for the Money Market Investment Division were 3.70% for NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II.

     For the seven-day period ending December 31, 2000, the effective yields for the single premium policies for the Money Market Investment Division were 4.21% for NYLIAC MFA Separate Account I and 4.22% for NYLIAC MFA Separate Account II. For the same period, the effective yields for the flexible premium policies for the Money Market Investment Division were 3.77% for NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II.

          On Page 5, replace the paragraph just prior to BOND AND COMMON STOCK STANDARD TOTAL RETURN CALCULATIONS with the following:

     For the 30-day period ended December 31, 2000, the annualized yields for the Bond Investment Divisions were 4.95% and 4.43%, respectively, for single premium policies and flexible premium policies.

          On page 5, replace the second, third, and fourth paragraphs under BOND AND COMMON STOCK STANDARD TOTAL RETURN CALCULATIONS, with the following:

     For one, five and ten year periods ending December 31, 2000, and the period from January 23, 1984 to December 31, 2000, the average annual total returns for the single premium policies for the MainStay VP Bond Investment Division were 0.87%, 3.77%, 6.45%, and 7.56%, respectively, for NYLIAC MFA Separate Account I; and 0.87%, 3.77%, 6.45% and 7.60%, respectively, for NYLIAC MFA Separate Account
II. For the same periods, the average annual total returns for flexible premium policies for the Bond Investment Division were 0.37%, 2.61%, 5.82% and 7.03%, respectively, for NYLIAC MFA Separate Account I, and 0.37%, 2.61%, 5.82% and 7.05%, respectively, for NYLIAC MFA Separate Account II.

     For the one, five and ten year periods ending December 31, 2000, and the period from January 23, 1984 to December 31, 2000, the average annual total returns for the single premium policies for the Common Stock Investment Division were -11.22%, 18.00%, 17.41% and 12.97%, respectively, for NYLIAC MFA Separate Account I. For the same periods, the average annual total returns for flexible premium policies for the Common Stock Investment Division were -11.66%, 16.67%, 16.71% and 12.41%, respectively, for NYLIAC MFA Separate Account I.

     For the one, five and ten year periods ending December 31, 2000, and for the period from January 18, 1985 to December 31, 2000, the average annual total returns for the single premium policies for the Common Stock Investment Division were -11.22%, 17.99%, 17.41% and 12.93%, respectively, for NYLIAC MFA Separate Account II. For the same periods, the average annual total returns for flexible premium policies for the Common Stock Investment Division were -11.66%, 16.67%, 16.71% and 12.30%, respectively, for NYLIAC Separate Account II.

          On page 6, under OTHER PERFORMANCE DATA, replace the second, third and fourth paragraphs with the following:

     Using the non-standard format, for the one, five and ten year periods ending December 31, 2000, and the period from January 23, 1984 to December 31, 2000, the average annual total returns for the single premium policies for the Bond Investment Division were 8.46%, 4.40%, 6.45% and 7.56%, respectively, for NYLIAC MFA Separate Account I; and 8.46%, 4.40%, 6.45% and 7.60%, respectively, for NYLIAC MFA Separate Account II. For the same periods, the average annual total returns for flexible premium policies for the Bond Investment Division were 7.93%, 3.88%, 5.92% and 7.03%, respectively, for NYLIAC MFA Separate Account I; and 7.93%, 3.88%, 5.92% and 7.05%, respectively, for NYLIAC MFA Separate Account II.

     For the one, five and ten year periods ending December 31, 2000, and the period from January 23, 1984 to December 31, 2000, the average annual total returns for the single premium policies for the Common Stock Investment Division were -4.53%, 18.72%, 17.41% and 12.97%, respectively, for NYLIAC MFA Separate Account I. For the same periods, the average annual total returns for the flexible premium policies for the Common Stock Investment Division were -5.01%, 18.12%, 16.82% and 12.41%, respectively, for NYLIAC MFA Separate Account I.

     For the one, five and ten year periods ending December 31, 2000, and the period from January 18, 1985 to December 31, 2000, the average annual total returns for the single premium policies for the Common Stock Investment Division were -4.53%, 18.71%, 17.41% and 12.93%, for NYLIAC MFA Separate Account II. For the same periods, the average annual total returns for flexible premium policies for the Common Stock Investment Division were -5.01%, 18.12%, 16.82% and 12.37%, respectively, for NYLIAC MFA Separate Account II.

          On page 8, replace the first paragraph of "DISTRIBUTOR OF THE POLICIES"with the following:

     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For the year ended December 1998, 1999 and 2000, NYLIAC paid commissions of $752,075, $499,629 and $748,501, respectively, none of which were retained by NYLIFE Distributors.

          On page 9, replace the two paragraphs in "LEGAL PROCEEDINGS" with the following:

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contacts registered under the federal securities law), investment, retail securities, employment and benefits and/or other operations, including actions involving retails sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

          On page 9, under "EXPERTS," replace all references to 1999 with 2000, and replace all references to 1998 with 1999.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   NYLIAC MFA SEPARATE ACCOUNT-I

                                                          TAX-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          -------------------------------------------------------------------------
ASSETS:
  Investment in MainStay VP Series Fund,
    Inc., at net asset value............  $100,402,828   $198,428,202   $ 18,795,143   $ 38,135,404   $  2,859,155   $  4,911,403

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for
    mortality and expense risk
    charges.............................       308,809        836,751         61,282        172,650         12,592         21,810
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total equity......................  $100,094,019   $197,591,451   $ 18,733,861   $ 37,962,754   $  2,846,563   $  4,889,593
                                          ============   ============   ============   ============   ============   ============

TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners................  $100,094,019   $197,591,451   $ 18,733,861   $ 37,962,754   $  2,846,563   $  4,889,593
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      77.35   $      71.05   $      35.27   $      32.39   $      22.56   $      20.72
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 87,109,511   $161,836,174   $ 19,584,003   $ 39,284,879   $  2,859,160   $  4,911,385
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $    572,956   $  1,130,102   $  1,190,544   $  2,414,694   $    252,504   $    316,638
  Mortality and expense risk charges....    (1,447,339)    (3,845,029)      (257,307)      (694,588)       (53,082)       (93,722)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (874,383)    (2,714,927)       933,237      1,720,106        199,422        222,916
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Proceeds from sale of investments.....    26,528,055     33,852,236     10,832,735      9,649,469      3,008,054      1,752,228
  Cost of investments sold..............   (14,760,544)   (18,932,926)   (11,337,232)    (9,878,931)    (3,008,043)    (1,752,199)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................    11,767,511     14,919,310       (504,497)      (229,462)            11             29
  Realized gain distribution received...     9,155,673     18,058,703             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......   (25,039,948)   (40,880,979)     1,150,549      1,471,839             (6)           (14)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....    (4,116,764)    (7,902,966)       646,052      1,242,377              5             15
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (decrease) attributable to
    mortality and expense risks assumed
    by New York Life Insurance and
    Annuity Corporation and retained by
    the Separate Account................        48,167        127,589         (5,265)       (14,213)          (606)        (1,091)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in total
        equity
        resulting from operations.......  $ (4,942,980)  $(10,490,304)  $  1,574,024   $  2,948,270   $    198,821   $    221,840
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999

                                                                                     COMMON STOCK
                                                                                 INVESTMENT DIVISIONS
                                                          ------------------------------------------------------------------
                                                                  SINGLE PREMIUM                     FLEXIBLE PREMIUM
                                                                     POLICIES                            POLICIES
                                                          ------------------------------      ------------------------------
                                                              2000              1999              2000              1999
                                                          -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........................  $   (874,383)     $   (784,784)     $ (2,714,927)     $ (2,495,557)
    Net realized gain (loss) on investments.............    11,767,511        11,028,923        14,919,310        14,921,578
    Realized gain distribution received.................     9,155,673        11,258,814        18,058,703        21,214,052
    Change in unrealized appreciation (depreciation) on
      investments.......................................   (25,039,948)        8,108,363       (40,880,979)       20,201,631
    Increase (decrease) attributable to mortality and
      expense risks assumed by New York Life Insurance
      and Annuity Corporation and retained by the
      Separate Account..................................        48,167           (77,545)          127,589          (198,727)
                                                          ------------      ------------      ------------      ------------
      Net increase (decrease) in total equity resulting
        from operations.................................    (4,942,980)       29,533,771       (10,490,304)       53,642,977
                                                          ------------      ------------      ------------      ------------
  Contributions and (withdrawals):
    Policyowners' premium payments......................       548,293           596,868         2,854,676         3,391,122
    Policyowners' surrenders............................   (25,327,333)      (20,813,746)      (32,312,227)      (31,808,658)
    Policyowners' annuity and death benefits............      (546,290)       (1,142,861)       (1,732,113)         (647,154)
    Net transfers from (to) Fixed Account...............       969,543           140,085           948,980          (295,946)
    Transfers between Investment Divisions..............     3,418,535        (4,422,068)        1,119,573          (463,179)
                                                          ------------      ------------      ------------      ------------
      Net contributions and (withdrawals)...............   (20,937,252)      (25,641,722)      (29,121,111)      (29,823,815)
                                                          ------------      ------------      ------------      ------------
        Increase (decrease) in total equity.............   (25,880,232)        3,892,049       (39,611,415)       23,819,162
TOTAL EQUITY:
    Beginning of year...................................   125,974,251       122,082,202       237,202,866       213,383,704
                                                          ------------      ------------      ------------      ------------
    End of year.........................................  $100,094,019      $125,974,251      $197,591,451      $237,202,866
                                                          ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC MFA SEPARATE ACCOUNT-I

                                                          TAX-QUALIFIED POLICIES

                              BOND                                                    MONEY MARKET
                      INVESTMENT DIVISIONS                                        INVESTMENT DIVISIONS
    ---------------------------------------------------------   ---------------------------------------------------------
          SINGLE PREMIUM               FLEXIBLE PREMIUM               SINGLE PREMIUM               FLEXIBLE PREMIUM
             POLICIES                      POLICIES                      POLICIES                      POLICIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    -----------------------------------------------------------------------------------------------------------------
    $    933,237   $  1,261,225   $  1,720,106   $  1,800,587   $    199,422   $    138,994   $    222,916   $    187,055
        (504,497)      (204,126)      (229,462)       755,879             11             27             29             (7)
              --          2,753             --          4,188             --              2             --              3
       1,150,549     (1,937,481)     1,471,839     (4,174,104)            (6)           (31)           (14)             1
          (5,265)           509        (14,213)           873           (606)          (446)        (1,091)          (968)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,574,024       (877,120)     2,948,270     (1,612,577)       198,821        138,546        221,840        186,084
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         231,391        240,297        684,243        945,509         46,187         31,024        160,263        261,881
      (4,861,562)    (6,691,341)    (7,686,983)    (7,737,790)    (2,337,239)    (2,163,184)    (1,420,262)    (1,853,807)
        (280,214)      (402,399)      (330,489)      (183,129)       (11,902)       (10,120)       (72,940)       (24,579)
        (191,684)       383,717       (122,268)      (227,092)       (40,978)        35,448         (7,941)       (24,848)
      (4,926,635)     3,376,669     (1,177,485)      (278,051)     1,506,431      1,050,777         61,168        743,395
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (10,028,704)    (3,093,057)    (8,632,982)    (7,480,553)      (837,501)    (1,056,055)    (1,279,712)      (897,958)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,454,680)    (3,970,177)    (5,684,712)    (9,093,130)      (638,680)      (917,509)    (1,057,872)      (711,874)
      27,188,541     31,158,718     43,647,466     52,740,596      3,485,243      4,402,752      5,947,465      6,659,339
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,733,861   $ 27,188,541   $ 37,962,754   $ 43,647,466   $  2,846,563   $  3,485,243   $  4,889,593   $  5,947,465
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  NYLIAC MFA SEPARATE ACCOUNT-II

                                                          NON-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          -------------------------------------------------------------------------
ASSETS:
  Investment in MainStay VP
    Series Fund, Inc., at net asset
    value...............................  $126,350,523   $ 19,476,474   $ 31,381,441   $  4,235,533   $  4,883,123   $    547,522

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for
    mortality and expense risk
    charges.............................       392,301         81,268        102,385         19,093         15,918          2,875
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total equity......................  $125,958,222   $ 19,395,206   $ 31,279,056   $  4,216,440   $  4,867,205   $    544,647
                                          ============   ============   ============   ============   ============   ============

TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners................  $125,958,222   $ 19,395,206   $ 31,279,056   $  4,216,440   $  4,867,205   $    544,647
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation
      unit value........................  $      77.35   $      71.05   $      35.40   $      32.44   $      22.56   $      20.72
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $110,078,251   $ 16,641,734   $ 32,517,499   $  4,388,573   $  4,883,125   $    547,523
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $    721,523   $    110,887   $  1,987,395   $    269,009   $    303,662   $     39,497
  Mortality and expense risk charges....    (1,818,330)      (368,060)      (430,518)       (76,966)       (64,090)       (11,696)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......    (1,096,807)      (257,173)     1,556,877        192,043        239,572         27,801
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Proceeds from sale of investments.....    27,418,350      3,118,035     20,031,126      1,025,978      2,078,487        922,902
  Cost of investments sold..............   (15,540,494)    (1,790,892)   (21,452,686)    (1,062,931)    (2,078,467)      (922,901)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................    11,877,856      1,327,143     (1,421,560)       (36,953)            20              1
  Realized gain distribution received...    11,529,725      1,771,935             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......   (28,611,945)    (3,893,590)     2,503,760        172,902             (7)             1
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....    (5,204,364)      (794,512)     1,082,200        135,949             13              2
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (decrease) attributable to
    mortality and expense risks assumed
    by New York Life Insurance and
    Annuity Corporation and retained by
    the Separate Account................        58,810         12,131         (8,813)        (1,576)          (742)          (137)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in total
        equity
        resulting from operations.......  $ (6,242,361)  $ (1,039,554)  $  2,630,264   $    326,416   $    238,843   $     27,666
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999

                                                                                      COMMON STOCK
                                                                                  INVESTMENT DIVISIONS
                                                           ------------------------------------------------------------------
                                                                   SINGLE PREMIUM                     FLEXIBLE PREMIUM
                                                                      POLICIES                            POLICIES
                                                           ------------------------------      ------------------------------
                                                               2000              1999              2000              1999
                                                           ------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).........................  $ (1,096,807)     $   (947,887)     $   (257,173)     $   (230,854)
    Net realized gain (loss) on investments..............    11,877,856        14,327,702         1,327,143         1,191,002
    Realized gain distribution received..................    11,529,725        13,279,222         1,771,935         1,980,884
    Change in unrealized appreciation (depreciation) on
      investments........................................   (28,611,945)        8,518,794        (3,893,590)        2,078,624
    Increase (decrease) attributable to mortality and
      expense risks assumed by New York Life Insurance
      and Annuity Corporation and retained by the
      Separate Account...................................        58,810           (92,516)           12,131           (18,374)
                                                           ------------      ------------      ------------      ------------
      Net increase (decrease) in total equity resulting
        from operations..................................    (6,242,361)       35,085,315        (1,039,554)        5,001,282
                                                           ------------      ------------      ------------      ------------
  Contributions and (withdrawals):
    Policyowners' premium payments.......................       242,274            99,271           261,112           194,032
    Policyowners' surrenders.............................   (26,109,884)      (20,510,328)       (2,187,075)       (1,956,076)
    Policyowners' annuity and death benefits.............    (2,157,103)       (2,757,638)         (231,990)         (115,775)
    Net transfers from (to) Fixed Account................       515,283           813,884           108,540          (123,361)
    Transfers between Investment Divisions...............    11,369,132       (13,096,677)          310,983             8,883
                                                           ------------      ------------      ------------      ------------
      Net contributions and (withdrawals)................   (16,140,298)      (35,451,488)       (1,738,430)       (1,992,297)
                                                           ------------      ------------      ------------      ------------
        Increase (decrease) in total equity..............   (22,382,659)         (366,173)       (2,777,984)        3,008,985
TOTAL EQUITY:
  Beginning of year......................................   148,340,881       148,707,054        22,173,190        19,164,205
                                                           ------------      ------------      ------------      ------------
  End of year............................................  $125,958,222      $148,340,881      $ 19,395,206      $ 22,173,190
                                                           ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  NYLIAC MFA SEPARATE ACCOUNT-II

                                                          NON-QUALIFIED POLICIES

                              BOND                                                    MONEY MARKET
                      INVESTMENT DIVISIONS                                        INVESTMENT DIVISIONS
    ---------------------------------------------------------   ---------------------------------------------------------
          SINGLE PREMIUM               FLEXIBLE PREMIUM               SINGLE PREMIUM               FLEXIBLE PREMIUM
             POLICIES                      POLICIES                      POLICIES                      POLICIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    -----------------------------------------------------------------------------------------------------------------
    $  1,556,877   $  2,221,645   $    192,043   $    200,731   $    239,572   $    212,378   $     27,801   $     22,892
      (1,421,560)       (64,771)       (36,953)        14,482             20             41              1              4
              --          4,411             --            452             --              3             --             --
       2,503,760     (3,590,007)       172,902       (390,084)            (7)           (47)             1             (5)
          (8,813)           900         (1,576)           102           (742)          (671)          (137)          (117)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,630,264     (1,427,822)       326,416       (174,317)       238,843        211,704         27,666         22,774
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (10,340)        23,548         65,037         77,731          1,022         48,287         10,690         13,471
      (6,720,455)    (6,463,773)      (739,892)      (558,266)    (1,274,296)    (2,181,374)       (80,087)       (91,760)
        (722,752)      (696,598)       (75,958)       (80,414)       (15,241)       (97,614)       (22,707)        (9,043)
          76,404        (27,434)       (63,307)        57,101         99,060         28,102         (5,682)        20,195
     (11,496,953)    11,773,531        (94,927)       (31,331)       132,555      1,318,201       (216,345)        22,591
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (18,874,096)     4,609,274       (909,047)      (535,179)    (1,056,900)      (884,398)      (314,131)       (44,546)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (16,243,832)     3,181,452       (582,631)      (709,496)      (818,057)      (672,694)      (286,465)       (21,772)
      47,522,888     44,341,436      4,799,071      5,508,567      5,685,262      6,357,956        831,112        852,884
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 31,279,056   $ 47,522,888   $  4,216,440   $  4,799,071   $  4,867,205   $  5,685,262   $    544,647   $    831,112
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
N
    YLIAC MFA Separate Account-I ("Separate Account-I") and NYLIAC MFA Separate Account-II ("Separate Account-II") were established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"),
a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest net premium payments under Tax Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-I") and Non-Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-II") issued by NYLIAC. Effective December 19, 1994, sales of all such policies were discontinued.

  Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. The assets of Separate Account-I and Separate Account-II are invested exclusively in shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  MacKay Shields LLC and Madison Square Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC and Madison Square Advisors LLC are wholly-owned subsidiaries of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, was substituted for Madison Square Advisors as investment adviser for the Bond and Growth Equity Portfolios. NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios.

  There are six Investment Divisions within both Separate Account-I and Separate Account-II, three of which invest Single Premium Policy net premium payments and three of which invest Flexible Premium Policy net premium payments. The Common Stock Investment Divisions invest in the Growth Equity Portfolio, the Bond Investment Divisions invest in the Bond Portfolio, and the Money Market Investment Divisions invest in the Cash Management Portfolio. Net premium payments received are allocated to the Investment Divisions of Separate Account-I or Separate Account-II according to Policyowner instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I and Separate Account-II and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

  Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II

                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------
A
    t December 31, 2000, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of Separate Account-I and Separate Account-II is as follows:

                                                  COMMON STOCK                    BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS        INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             ----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE       SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES      POLICIES      POLICIES      POLICIES      POLICIES
                                             ---------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Number of shares...........................    4,136         8,174         1,492         3,028         2,859         4,911
Identified cost*...........................  $87,110       $161,836      $19,584       $39,285        $2,859        $4,911
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Number of shares...........................    5,205           802         2,492           336         4,883           548
Identified cost*...........................  $110,078      $16,642       $32,517       $ 4,389        $4,883        $  548

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Transactions in MainStay VP Series Fund, Inc. shares for the year ended December 31, 2000, were as follows:

                                                  COMMON STOCK                    BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS        INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             ----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE       SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES      POLICIES      POLICIES      POLICIES      POLICIES
                                             ---------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Purchases..................................  $13,815       $19,953       $ 1,701        $2,700       $ 2,371        $  690
Proceeds from sales........................   26,528        33,852        10,833         9,649         3,008         1,752
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Purchases..................................  $21,672       $ 2,886       $ 2,658        $  305       $ 1,258        $  636
Proceeds from sales........................   27,418         3,118        20,031         1,026         2,078           923

--------------------------------------------------------------------------------
NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------
S
   eparate Account-I and Separate Account-II are charged for administrative services provided for Flexible Premium Policies, and Single and Flexible Premium Policies are charged for the mortality and expense risks assumed by NYLIAC. These charges are made daily at an annual rate of 1.25% of the daily net asset value for Single Premium Policies and 1.75% of the daily net asset value for Flexible Premium Policies of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
S
   eparate Account-I and Separate Account-II do not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------
T
    ransactions in accumulation units for the years ended December 31, 2000 and December 31, 1999, were as follows:

                                                                        COMMON STOCK INVESTMENT DIVISIONS
                                                              -----------------------------------------------------
                                                                  SINGLE PREMIUM               FLEXIBLE PREMIUM
                                                                     POLICIES                      POLICIES
                                                              -----------------------       -----------------------
                                                                2000           1999           2000           1999
                                                              -----------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Units issued on premium payments............................       7              9             38             54
Units redeemed on surrenders................................    (316)          (301)          (433)          (503)
Units redeemed on annuity and death benefits................      (7)           (17)           (23)           (10)
Units issued (redeemed) on net transfers from (to)
  Fixed Account.............................................      12              2             13             (5)
Units issued (redeemed) on transfers between
  Investment Divisions......................................      43            (72)            15             (8)
                                                               -----          -----          -----          -----
    Net increase (decrease).................................    (261)          (379)          (390)          (472)
Units outstanding, beginning of year........................   1,555          1,934          3,171          3,643
                                                               -----          -----          -----          -----
Units outstanding, end of year..............................   1,294          1,555          2,781          3,171
                                                               =====          =====          =====          =====
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Units issued on premium payments............................       3              1              4              3
Units redeemed on surrenders................................    (327)          (297)           (29)           (30)
Units redeemed on annuity and death benefits................     (27)           (41)            (3)            (2)
Units issued (redeemed) on net transfers from (to)
  Fixed Account.............................................       6             12              1             (2)
Units issued (redeemed) on transfers between
  Investment Divisions......................................     142           (200)             4             --
                                                               -----          -----          -----          -----
    Net increase (decrease).................................    (203)          (525)           (23)           (31)
Units outstanding, beginning of year........................   1,831          2,356            296            327
                                                               -----          -----          -----          -----
Units outstanding, end of year..............................   1,628          1,831            273            296
                                                               =====          =====          =====          =====

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II

                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

            BOND INVESTMENT DIVISIONS               MONEY MARKET INVESTMENT DIVISIONS
    -----------------------------------------   -----------------------------------------
      SINGLE PREMIUM       FLEXIBLE PREMIUM       SINGLE PREMIUM       FLEXIBLE PREMIUM
         POLICIES              POLICIES              POLICIES              POLICIES
    -------------------   -------------------   -------------------   -------------------
      2000       1999       2000       1999       2000       1999       2000       1999
    -------------------------------------------------------------------------------------
         7          7         22         30          2          1          8         13
      (146)      (203)      (251)      (254)      (105)      (103)       (70)       (95)
        (9)       (12)       (10)        (6)        --         --         (4)        (1)
        (6)        11         (4)        (7)        (2)         2         --         (1)
      (151)       101        (39)        (9)        69         50          3         38
     -----      -----      -----      -----      -----      -----      -----      -----
      (305)       (96)      (282)      (246)       (36)       (50)       (63)       (46)
       836        932      1,454      1,700        162        212        299        345
     -----      -----      -----      -----      -----      -----      -----      -----
       531        836      1,172      1,454        126        162        236        299
     =====      =====      =====      =====      =====      =====      =====      =====
        --          1          2          3         --          2         --          1
      (201)      (196)       (24)       (18)       (58)      (103)        (4)        (5)
       (22)       (21)        (3)        (3)        (1)        (4)        (1)        --
         2         (1)        (2)         2          5          1         --          1
      (351)       352         (3)        (1)         6         62        (11)         1
     -----      -----      -----      -----      -----      -----      -----      -----
      (572)       135        (30)       (17)       (48)       (42)       (16)        (2)
     1,456      1,321        160        177        264        306         42         44
     -----      -----      -----      -----      -----      -----      -----      -----
       884      1,456        130        160        216        264         26         42
     =====      =====      =====      =====      =====      =====      =====      =====

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------
T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of Separate Account-I and Separate
Account-II:

                                                                             SINGLE PREMIUM POLICIES
                                                              ------------------------------------------------------
             COMMON STOCK INVESTMENT DIVISIONS                 2000        1999        1998        1997        1996
                                                              ------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $81.03      $63.13      $50.50      $40.34      $32.81
Net investment income (loss)................................   (0.61)      (0.46)      (0.27)      (0.24)      (0.12)
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....   (3.07)      18.36       12.90       10.40        7.65
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $77.35      $81.03      $63.13      $50.50      $40.34
                                                              ======      ======      ======      ======      ======
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $81.03      $63.13      $50.50      $40.34      $32.81
Net investment income (loss)................................   (0.61)      (0.47)      (0.26)      (0.23)      (0.12)
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....   (3.07)      18.37       12.89       10.39        7.65
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $77.35      $81.03      $63.13      $50.50      $40.34
                                                              ======      ======      ======      ======      ======

                                                                            FLEXIBLE PREMIUM POLICIES
                                                              ------------------------------------------------------
                                                               2000        1999        1998        1997        1996
                                                              ------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $74.80      $58.57      $47.08      $37.80      $30.90
Net investment income (loss)................................   (0.92)      (0.74)      (0.50)      (0.44)      (0.29)
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....   (2.83)      16.97       11.99        9.72        7.19
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $71.05      $74.80      $58.57      $47.08      $37.80
                                                              ======      ======      ======      ======      ======
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $74.80      $58.57      $47.08      $37.80      $30.90
Net investment income (loss)................................   (0.91)      (0.74)      (0.50)      (0.43)      (0.29)
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....   (2.84)      16.97       11.99        9.71        7.19
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $71.05      $74.80      $58.57      $47.08      $37.80
                                                              ======      ======      ======      ======      ======

+ Per unit data based on average monthly units outstanding during each year.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II

                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                             SINGLE PREMIUM POLICIES
                                                              ------------------------------------------------------
                 BOND INVESTMENT DIVISIONS                     2000        1999        1998        1997        1996
                                                              ------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $32.52      $33.44      $31.03      $28.66      $28.44
Net investment income (loss)................................    1.50        1.33        1.25        1.42        1.29
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....    1.25       (2.25)       1.16        0.95       (1.07)
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $35.27      $32.52      $33.44      $31.03      $28.66
                                                              ======      ======      ======      ======      ======
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $32.64      $33.57      $31.15      $28.76      $28.54
Net investment income (loss)................................    1.50        1.49        1.23        1.42        1.30
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....    1.26       (2.42)       1.19        0.97       (1.08)
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $35.40      $32.64      $33.57      $31.15      $28.76
                                                              ======      ======      ======      ======      ======

                                                                            FLEXIBLE PREMIUM POLICIES
                                                              ------------------------------------------------------
                                                               2000        1999        1998        1997        1996
                                                              ------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $30.02      $31.02      $28.93      $26.85      $26.78
Net investment income (loss)................................    1.33        1.14        0.98        1.18        1.14
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....    1.04       (2.14)       1.11        0.90       (1.07)
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $32.39      $30.02      $31.02      $28.93      $26.85
                                                              ======      ======      ======      ======      ======
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $30.06      $31.07      $28.98      $26.89      $26.82
Net investment income (loss)................................    1.34        1.18        1.00        1.20        1.13
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received.....    1.04       (2.19)       1.09        0.89       (1.06)
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $32.44      $30.06      $31.07      $28.98      $26.89
                                                              ======      ======      ======      ======      ======

+ Per unit data based on average monthly units outstanding during each year.

--------------------------------------------------------------------------------

                                                                             SINGLE PREMIUM POLICIES
                                                              ------------------------------------------------------
             MONEY MARKET INVESTMENT DIVISIONS                 2000        1999        1998        1997        1996
                                                              ------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $21.53      $20.80      $20.02      $19.26      $18.57
Net investment income (loss)................................    1.03        0.73        0.78        0.76        0.69
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $22.56      $21.53      $20.80      $20.02      $19.26
                                                              ======      ======      ======      ======      ======
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $21.53      $20.80      $20.02      $19.26      $18.57
Net investment income (loss)................................    1.03        0.73        0.78        0.76        0.69
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $22.56      $21.53      $20.80      $20.02      $19.26
                                                              ======      ======      ======      ======      ======

                                                                            FLEXIBLE PREMIUM POLICIES
                                                              ------------------------------------------------------
                                                               2000        1999        1998        1997        1996
                                                              ------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $19.88      $19.29      $18.66      $18.05      $17.48
Net investment income (loss)................................    0.84        0.59        0.63        0.61        0.57
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $20.72      $19.88      $19.29      $18.66      $18.05
                                                              ======      ======      ======      ======      ======
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Unit value, beginning of year...............................  $19.88      $19.29      $18.66      $18.05      $17.48
Net investment income (loss)................................    0.84        0.59        0.63        0.61        0.57
                                                              ------      ------      ------      ------      ------
Unit value, end of year.....................................  $20.72      $19.88      $19.29      $18.66      $18.05
                                                              ======      ======      ======      ======      ======

+ Per unit data based on average monthly units outstanding during each year.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the MFA Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in total equity present fairly, in all material respects, the financial position of the Single and Flexible Premium Policies Common Stock, the Single and Flexible Premium Policies Bond, and the Single and Flexible Premium Policies Money Market Investment Divisions (constituting the New York Life Insurance and Annuity Corporation MFA Separate Account I and the New York Life Insurance and Annuity Corporation MFA Separate Account II) at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2000       1999
                                                              -------    -------
                                                                (IN MILLIONS)
                                     ASSETS
Fixed maturities
  Available for sale, at fair value                           $14,993    $13,289
  Held to maturity, at amortized cost                             627        681
Equity securities                                                 126         89
Mortgage loans                                                  1,993      1,850
Real estate                                                        34         72
Policy loans                                                      544        512
Other investments                                                 223         26
                                                              -------    -------
     Total investments                                         18,540     16,519

Cash and cash equivalents                                         767      1,087
Deferred policy acquisition costs                               1,660      1,507
Deferred taxes                                                     --         53
Other assets                                                      442        312
Separate account assets                                        10,981     10,192
                                                              -------    -------
     Total assets                                             $32,390    $29,670
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $17,454    $16,064
Future policy benefits                                            492        356
Policy claims                                                      73         69
Deferred taxes                                                     87         --
Other liabilities                                               1,147      1,115
Separate account liabilities                                   10,942     10,134
                                                              -------    -------
     Total liabilities                                         30,195     27,738
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, (2,500 issued and outstanding)        25         25
Additional paid in capital                                        480        480
Accumulated other comprehensive loss                              (31)      (191)
Retained earnings                                               1,721      1,618
                                                              -------    -------
     Total stockholder's equity                                 2,195      1,932
                                                              -------    -------
     Total liabilities and stockholder's equity               $32,390    $29,670
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Universal life and annuity fees                             $  530    $  442    $  364
  Net investment income                                        1,312     1,179     1,108
  Investment gains (losses), net                                 (39)       12        63
  Other income                                                   154        97        51
                                                              ------    ------    ------
     Total revenues                                            1,957     1,730     1,586
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances           971       858       784
  Policyholder benefits                                          330       182       175
  Operating expenses                                             502       405       405
                                                              ------    ------    ------
     Total expenses                                            1,803     1,445     1,364
                                                              ------    ------    ------
Income before Federal income taxes                               154       285       222
                                                              ------    ------    ------
Federal income taxes:
  Current                                                         (3)       52        97
  Deferred                                                        54        57       (17)
                                                              ------    ------    ------
     Total Federal income taxes                                   51       109        80
                                                              ------    ------    ------
NET INCOME                                                    $  103    $  176    $  142
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                   (IN MILLIONS)
NET INCOME                                                    $103     $ 176     $142
                                                              ----     -----     ----
  Other comprehensive income (loss), net of tax:
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses) arising during
        period                                                 201      (391)       9
       Less: reclassification adjustment for gains (losses)
        included in net income                                  41         1      (35)
                                                              ----     -----     ----
  OTHER COMPREHENSIVE INCOME (LOSS)                            160      (392)      44
                                                              ----     -----     ----
COMPREHENSIVE INCOME (LOSS)                                   $263     $(216)    $186
                                                              ====     =====     ====

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF STOCKHOLDER'S EQUITY YEARS
                     ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                        TOTAL
                                              CAPITAL     PAID IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                               STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                              -------    ----------    -------------    --------    -------------
BALANCE AT JANUARY 1, 1998                      $25         $480           $ 157         $1,300        $1,962
Net income for 1998                              --           --              --            142           142
Net change in unrealized gains and losses of
  available for sale securities                  --           --              44             --            44
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1998                     25          480             201          1,442         2,148
Net income for 1999                              --           --              --            176           176
Net change in unrealized gains and losses of
  available for sale securities                  --           --            (392)            --          (392)
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1999                     25          480            (191)         1,618         1,932
Net income for 2000                              --           --              --            103           103
Net change in unrealized gains and losses of
  available for sale securities                  --           --             160             --           160
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 2000                    $25         $480           $ (31)        $1,721        $2,195
                                                ===         ====           =====         ======        ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------    -------    -------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    103    $   176    $   142
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (21)        (3)         2
     Net capitalization of deferred policy acquisition costs      (304)      (298)      (192)
     Universal life and annuity fees                              (233)      (215)      (198)
     Interest credited to policyholders' account balances          971        858        784
     Net realized investment losses(gains)                          39        (13)       (56)
     Deferred income taxes                                          54         57        (17)
     (Increase) decrease in:
       Net separate account assets                                  22          1        (42)
       Other assets and other liabilities                          (64)       (92)       (99)
     Increase in:
       Policy claims                                                 4          9          4
       Future policy benefits                                      147         41         39
                                                              --------    -------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                718        521        367
                                                              --------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                 8,161      3,981      5,325
     Maturity of available for sale fixed maturities             1,497      1,505      1,610
     Maturity of held to maturity fixed maturities                  73        121        102
     Sale of equity securities                                      74        170         77
     Repayment of mortgage loans                                   354        227        238
     Sale of real estate and other invested assets                  65         62         47
  Cost of:
     Available for sale fixed maturities acquired              (11,031)    (6,679)    (7,670)
     Held to maturity fixed maturities acquired                    (17)       (75)       (49)
     Equity securities acquired                                   (113)      (152)       (83)
     Mortgage loans acquired                                      (439)      (451)      (558)
     Real estate and other invested assets acquired               (216)       (13)       (20)
  Policy loans (net)                                               (33)       (21)       (10)
  Increase (decrease) in loaned securities                         422       (222)       425
  Securities sold under agreements to repurchase (net)            (488)       480        (45)
                                                              --------    -------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (1,691)    (1,067)      (611)
                                                              --------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    2,000      2,016      1,502
     Withdrawals                                                (1,026)    (1,154)    (1,151)
     Net transfers from (to) the separate accounts                (318)      (181)        67
                                                              --------    -------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                656        681        418
                                                              --------    -------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (3)         4          1
                                                              --------    -------    -------
Net (decrease)increase in cash and cash equivalents               (320)       139        175
                                                              --------    -------    -------
Cash and cash equivalents, beginning of year                     1,087        948        773
                                                              --------    -------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    767    $ 1,087    $   948
                                                              ========    =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the current presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in comprehensive income, net of deferred taxes and related adjustments. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments that have maturities of between 91-365 days at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments hedging exposure to interest rate fluctuation on available for sale securities are accounted for at fair market value. Unrealized gains and losses are reported in comprehensive income, net of deferred taxes and related adjustments. Amounts payable or receivable under interest rate and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage.

     NYLIAC applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in net capitalization of $37 million at December 31, 1999, which is included in other assets

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

in the accompanying Balance Sheet. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed five years.

     During 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes new GAAP accounting and reporting standards for derivative instruments, including derivative instruments embedded in other contracts, and for hedging activities. In 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133", which postpones the implementation until the 2001 financial statements. In 2000, the FASB issued FASB Statement No. 138, "Accounting for Certain Hedging Activities, an amendment of FASB Statement No. 133" in order to address a limited number of implementation issues. Collectively, the implementation of these Statements is estimated to result in a reclassification of $48 million from Other Comprehensive Income to Net Income, before taxes.

     SFAS No. 133 requires that derivatives be reported in the balance sheet at their fair value, regardless of any hedging relationship that may exist. Accounting for the gains or losses resulting from changes in the values of those derivatives would depend on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria will be reported in earnings.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2000 and 1999, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   712      $   710       $   514      $   514
Due after one year through five years                   2,942        2,939         3,196        3,153
Due after five years through ten years                  2,462        2,408         2,167        2,099
Due after ten years                                     2,822        2,682         3,138        2,938
Mortgage and asset-backed securities:
  Government or government agency                       4,030        4,117         3,114        2,996
  Other                                                 2,106        2,137         1,631        1,589
                                                      -------      -------       -------      -------
     Total Available for Sale                         $15,074      $14,993       $13,760      $13,289
                                                      =======      =======       =======      =======

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
HELD TO MATURITY                                       COST       FAIR VALUE      COST       FAIR VALUE
----------------                                     ---------    ----------    ---------    ----------
Due in one year or less                               $    49      $    49       $    17      $    17
Due after one year through five years                     213          298           272          360
Due after five years through ten years                    171          170           165          159
Due after ten years                                       179          179           206          194
Asset-backed securities                                    15           15            21           21
                                                      -------      -------       -------      -------
     Total Held to Maturity                           $   627      $   711       $   681      $   751
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2000
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                     3,295          74            10          3,359
Foreign Governments                                       51           1            --             52
Corporate                                              8,887         149           349          8,687
Other                                                  2,106          47            16          2,137
                                                     -------        ----          ----        -------
     Total Available for Sale                        $15,074        $295          $376        $14,993
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   612        $ 92          $  8        $   696
Other                                                     15          --            --             15
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   627        $ 92          $  8        $   711
                                                     =======        ====          ====        =======

                                                                           1999
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   635        $  7          $ 16        $   626
U.S. agencies, state and municipal                     3,046           7           129          2,924
Foreign Governments                                       20          --            --             20
Corporate                                              8,428          61           359          8,130
Other                                                  1,631           4            46          1,589
                                                     -------        ----          ----        -------
     Total Available for Sale                        $13,760        $ 79          $550        $13,289
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   661        $ 91          $ 22        $   730
Other                                                     20           1            --             21
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   681        $ 92          $ 22        $   751
                                                     =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2000    $124       $14           $12           $126
  1999    $ 80       $13           $ 4           $ 89

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2000 and 1999 is estimated to be $2,046 million and $1,858 million, respectively. Market values are determined by discounting the projected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2000 and 1999, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $54 million and $37 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at December 31, 2000 and 1999, respectively. There were no specific provisions for losses as of December 31, 2000 and 1999. The activity in the general reserves as of December 31, 2000 and 1999 is summarized below (in millions):

                                                              2000    1999
                                                              ----    ----
Beginning Balance                                             $ 4      $1
Additions/(reductions) charged/(credited) to operations        --       3
                                                              ---      --
Ending Balance                                                $ 4      $4
                                                              ===      ==

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2000 and 1999, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2000        1999
                                                 --------    --------
Property Type:
  Office building                                 $  809      $  795
  Retail                                             396         385
  Apartments                                         167         185
  Residential                                        369         302
  Other                                              252         183
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======
Geographic Region:
  Central                                         $  565      $  438
  Pacific                                            268         255
  Middle Atlantic                                    469         444
  South Atlantic                                     512         534
  New England                                        145         121
  Other                                               34          58
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======

REAL ESTATE

     At December 31, 2000 and 1999, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                              2000    1999
                                                              ----    ----
Investment                                                    $34     $63
Acquired through foreclosures                                  --       9
                                                              ---     ---
     Total real estate                                        $34     $72
                                                              ===     ===

     Accumulated depreciation on real estate at December 31, 2000 and 1999, was $8 million and $11 million, respectively. Depreciation expense totaled $1 million in 2000 and $3 million in 1999 and 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2000, 1999 and 1998, were as follows (in millions):

                                                 2000      1999      1998
                                                ------    ------    ------
Fixed Maturities                                $1,121    $1,013    $  972
Equity Securities                                    7        10         7
Mortgage Loans                                     147       134       116
Real Estate                                          9        15        15
Policy Loans                                        46        41        40
Derivative Instruments                              (1)        1         1
Other                                               15        16         1
                                                ------    ------    ------
  Gross investment income                        1,344     1,230     1,152
Investment expenses                                (32)      (51)      (44)
                                                ------    ------    ------
     Net investment income                      $1,312    $1,179    $1,108
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2000, 1999 and 1998, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                  2000                           1999                           1998
                                        -------------------------      -------------------------      -------------------------
                                        GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                        -----              ------      -----              ------      -----              ------
Fixed Maturities                        $ 80               $(157)      $ 64                $(87)      $ 87                $(29)
Equity Securities                         17                  (7)        34                  (8)         7                  (7)
Mortgage Loans                             8                  (1)         4                  --         16                  (8)
Real Estate                               12                  (3)         5                  (2)         6                  (2)
Other                                     13                  (1)         2                  --          3                 (10)
                                        ----               -----       ----                ----       ----                ----
     Subtotal                           $130               $(169)      $109                $(97)      $119                $(56)
                                        ====               =====       ====                ====       ====                ====
Investment gains (losses), net                    $(39)                          $12                            $63
                                                  ====                           ===                            ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive loss". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part of "Net

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows (in millions):

                                                              2000     1999     1998
                                                              -----    -----    ----
Net unrealized investments gains (losses), beginning of the
  year                                                        $(191)   $ 201    $157
                                                              -----    -----    ----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                        302     (612)     24
     Less: Reclassification adjustments for gains (losses)
       included in net income                                    41        1     (35)
                                                              -----    -----    ----
     Change in net unrealized investment gains (losses),
       net of adjustments                                       261     (613)     59
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                              (3)      (7)     (1)
     Deferred policy acquisition costs                          (98)     228     (14)
                                                              -----    -----    ----
Change in net unrealized investment gains (losses)              160     (392)     44
                                                              -----    -----    ----
Net unrealized investment gains (losses), end of year         $ (31)   $(191)   $201
                                                              =====    =====    ====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $162 million, $(330) million and $31 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(22) million, $0 million and $19 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax expense (benefit) of $(2) million, $(3) million and $0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(53) million, $122 million and $(8) million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2000 and 1999, was $7,944 million and $7,279 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $40 million and $71 million at December 31, 2000 and 1999, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2000, 1999 and 1998 is as follows (in millions):

                                                              2000      1999      1998
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,326    $1,028    $  836
Current year additions                                          444       372       286
Amortized during year                                          (140)      (74)      (94)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               1,630     1,326     1,028
Adjustment for unrealized gains (losses) on investments          30       181      (169)
                                                             ------    ------    ------
Balance at end of year                                       $1,660    $1,507    $  859
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability (asset) as of December 31, 2000 and 1999 are as follows (in millions):

                                                              2000    1999
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $303    $258
  Employee and agents benefits                                  53      52
  Investments                                                   --     131
                                                              ----    ----
     Gross deferred tax assets                                 356     441
                                                              ====    ====
Deferred tax liabilities
  Deferred policy acquisition costs                            416     374
  Investments                                                    3      --
  Other                                                         24      14
                                                              ----    ----
     Gross deferred tax liabilities                            443     388
                                                              ----    ----
       Net deferred tax liability (asset)                     $ 87    $(53)
                                                              ====    ====

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2000, 1999 and 1998:

                                                            2000     1999     1998
                                                            -----    -----    ----
Statutory federal income tax rate                            35.0%    35.0%   35.0%
Equity base tax                                               4.3      5.9     1.7
Tax exempt income                                            (3.8)    (1.1)    (.5)
Other                                                        (2.4)    (1.5)    (.2)
                                                            -----    -----    ----
Effective tax rate                                           33.1%    38.3%   36.0%
                                                            =====    =====    ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     NYLIAC has ceded yearly renewable term reinsurance with affiliated companies. Under these agreements, included in the accompanying statement of income are $2.3 million, $1.5 million and $.9 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, commodity and market risk. These derivative financial instruments include interest rate floors and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                     2000                    1999
                                             --------------------    --------------------
                                             NOTIONAL     CREDIT     NOTIONAL     CREDIT
                                              AMOUNT     EXPOSURE     AMOUNT     EXPOSURE
                                             --------    --------    --------    --------
Interest Rate Swaps                          $225,000     $1,938     $225,000      $--
Interest Rate Floors                         $150,000     $  402     $150,000      $92

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 2000 are between three years, seven months and eighteen years four months in maturity. At December 31, 1999 such contracts were between four years, seven months and nineteen years in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                2000        1999
                                                              --------    --------
Receive -- fixed swaps -- Notional amount (in thousands)      $225,000    $225,000
  Average receive rate                                            6.64%       6.50%
  Average pay rate                                                6.26%       5.17%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $1,728,000 and ($8,420,000) at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INTEREST RATE RISK MANAGEMENT -- (CONTINUED)

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 2000 and 1999, unamortized premiums on interest rate floors amounted to $222,000 and $315,000, respectively. Fair values of such agreements were $402,000 and $92,000 at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

COMMODITY RISK MANAGEMENT

     NYLIAC has a bond investment with interest payments linked to the price of crude oil. NYLIAC has entered into a commodity swap with a total notional amount of $7,500,000 as a hedge against this commodity risk. The credit exposure of the swap was $38,000 and $0 at December 31, 2000 and 1999, respectively.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000 and 1999, $755 million and $246 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2000 of $132 million ($620 million at December 31,
1999) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $476 million for the year ended December 31, 2000 ($393 million for 1999 and $335 million for 1998) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $7 million for its share of the net periodic post-retirement benefits expense in 2000 ($12 million and $8 million in 1999 and 1998, respectively) and $2 million for the post-employment benefits expense in 2000 ($3 million in 1999 and $2 million in 1998) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     At December 31, 2000 and 1999, NYLIAC has a net liability of $111 million and $80 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 and 1998, NYLIAC sold a Corporate Owned Life
(COLI) policy to New York Life for $180 million and $250 million in premiums, respectively. These policies were sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Federal income taxes paid were $7 million, $48 million, and $67 million during 2000, 1999 and 1998, respectively.

     Total interest paid was $12 million, $30 million and $27 million during 2000, 1999 and 1998, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2000 and 1999, statutory stockholder's equity was $1,098 million and $1,130 million, respectively. Statutory net income for the years ended December 31, 2000, 1999 and 1998 was $0.4 million, $63 million and $10 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The Company has estimated the effect of adoption will be a net increase in statutory surplus of approximately $35 million (unaudited).

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends can not be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2000, 1999 and 1998.

     As of December 31, 2000, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $593 million. The maximum amount of dividends which may be paid in 2001 without prior approval is $109.8 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting in 1999 for the cost of computer software developed or obtained for internal use.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2001

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements

         All required financial statements are included in Part B of this Registration Statement.

b.       Exhibits.
(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(2)      Not applicable.
(3)(a) Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.
(3)(b) Distribution Agreement between NYLIFE Distributors, Inc. and NYLIAC - Previously filed as Exhibit 3(b) to Post-Effective Amendment No. 5 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.
(3)(c) Form of Agreement among New York Life Insurance Company, NYLIFE Securities Inc., NYLIAC and its agent (and referenced Agent's Contract)
         - Previously filed as Exhibit (3)(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(c) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(4)(a) Specimen Qualified Flexible Premium Policy - Previously filed as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(4)(b)   Specimen Qualified Single Premium Policy - Previously filed as Exhibit
         (5)(b) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(5) Form of Application for a Policy - Previously filed as Exhibit (10) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit(6)(a) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.
(7)      Not applicable.
(8) Service Agreement between New York Life Insurance Company and NYLIAC (including Amendments) - Previously filed as Exhibit (8) to Registrant's Post-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(9)      Opinion and Consent of Thomas F. English, Esq. - Filed herewith.
(10)(a)  Consent of PricewaterhouseCoopers LLP - Filed herewith.
(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

           Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
           Richard M. Kernan, Jr., Director
           Robert D. Rock, Senior Vice President and Director
           Frederick J. Sievert, President and Director (Principal
           Executive Officer)
           Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I
         (File No. 333-39157), and incorporated herein by reference.
(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), and incorporated herein by reference for the following:

           George J. Trapp, Director
           Frank M. Boccio, Director
           Phillip J. Hildebrand, Director
           Michael G. Gallo, Director
           Solomon Goldfinger, Director
           Howard I. Atkins, Director


(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Prinicipal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(f) to Registrant's Post-Effective Amendment No. 21 to the registration statement on Form N-4 (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.



(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.


(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit 13 to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File
         No. 33-53342), and incorporated herein by reference.

(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


         Name:                                          Title:
         -----                                          ------
         Seymour Sternberg                              Director
         Richard M. Kernan, Jr.                         Director, Executive Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         George J. Trapp                                Director
         Frank M. Boccio                                Director
         Robert D. Rock                                 Director and Senior Vice President
         Howard I. Atkins                               Director, Executive Vice President and Chief Financial Officer
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director and Senior Vice President
         Phillip J. Hildebrand                          Director and Executive Vice President
         Gary G. Benanav                                Director, Executive Vice President and Chairman of Taiwan Branch
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Michael G. Gallo                               Senior Vice President
         Solomon Goldfinger                             Senior Vice President and Tax Counsel
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President in Charge of Real Estate
         Anne F. Pollack                                Senior Vice President and Deputy Chief Investment Officer
         Richard C. Schwartz                            Senior Vice President
         Stephen N. Steinig                             Senior Vice President and Chief Actuary
         Thomas J. Warga                                Senior Vice President and General Auditor
         Edward C. Wilson                               Senior Vice President and Chief Sales Officer
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         John A. Cullen                                 Vice President and Controller
         Thomas F. English                              Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Vice President
         Dennis Flaherty                                Vice President and Chief Underwriter
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Robert E. Hebron                               Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Thomas S. McArdle                              Vice President
         Barbara McInerney                              Vice President in Charge of Corporate Compliance
         Daniel J. McKillop                             Vice President
         William H. Mowat                               Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Dhanasar Ramjit                                Vice President and Chief Financial Officer of Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         Arthur Seter                                   Vice President
         Georgene Sfraga Panza                          Vice President
         Carol Springsteen                              Vice President
         Joel Steinberg                                 Vice President and Actuary
         John Swenson                                   Vice President
         Stanley Tai                                    Vice President, Investments - Taiwan Branch
         Mark W. Talgo                                  Vice President
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

MainStay VP Series Fund, Inc.(2)                                       Maryland

New York Life Insurance and Annuity Corporation                        Delaware

New York Life International Investment Asia Ltd.                       Mauritius

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona


--------

         (1) This entity is an unaffiliated registered investment company for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.


         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. It is not a subsidiary of New York Life, but is included here for informational purposes only.





--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Ltd.                                     United Kingdom
              W Financial Services                                     United Kingdom
              W Home Loans                                             United Kingdom
              W Trust Manager                                          United Kingdom
              WIM                                                      United Kingdom
              WFMI                                                     United Kingdom
              Life Assurance Holding Corporation Limited               United Kingdom            22.9 %
                 Windsor Life Assurance Company Limited                United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Manager                                United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYLIFE Administration Corp.                                       Texas

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico

         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming


     NYLTEMPS Inc.                                                     Delaware

New York Life Investment Management Holdings LLC                       Delaware

     MainStay Management LLC                                           Delaware
     New York Life Benefit Services LLC                                Delaware
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners LLC                            Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields Domestic General Partner LLC
     NYLIFE Distributors, Inc.                                         Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
NYLIFE Insurance Company of Arizona                                    Arizona

New York Life International, Inc.                                      Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial - New York Life Insurance Public Company        Thailand                42.89%
          Limited (3)
    Siam Commercial - New York Life Insurance Public Company           Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Ltd.                             Bermuda
    New York Life Insurance Ltd.                                       South Korea
    P.T. Asuransi Jiwa Sewu-New York Life                              Indonesia                86.8%
    GEO New York Life, S.A.                                            Mexico                  99.99%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
        Max New York Life Insurance Company Ltd.                       India                      26%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    Docthos, S.A.                                                      Argentina                  40%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey, (New York Life) S.A. de C.V.                    Mexico                  99.99%
         Corporativo Seguros, S.A. de C.V.                             Mexico                  99.96%
         Centro Nacional de Servicios y Operaciones                    Mexico                  99.998%
         Centro de Capacitacion Monterrey, A.C.- S.A. de C.V.          Mexico                  99.791%
New York Life BioVenture Partners LLC                                  Delaware









         (3) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACT OWNERS


         As of January 31, 2001, there were approximately 19,793 owners of Qualified Policies offered under NYLIAC MFA Separate Account-I.


ITEM 28. INDEMNIFICATION

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its

--------
counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-II
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account

         (b) Directors and Officers.

         The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.


     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director
     Phillip J. Hildebrand                           Director
     Richard D. Levy                                 Director
     Robert D. Rock                                  Director
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director and Chairman
     Brian Lee                                       President
     Robert E. Brady                                 Director and Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     John A. Flanagan                                Senior Vice President and Chief Financial Officer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Mark A. Gomez                                   Vice President
     Louis H. Adasse                                 Corporate Vice President
     Scott T. Harrington                             Corporate Vice President
     Albert W. Leier                                 Corporate Vice President
     Thomas J. Murray                                Corporate Vice President
     Arphiela Arizmendi                              Assistant Vice President
     Antoinette B. Cirillo                           Assistant Vice President
     Geraldine Lorito                                Assistant Vice President
     Mark Meirowitz                                  Assistant Secretary

     (c) Commissions and Other Compensation

         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC MFA Separate Account-I, hereby represents that the fees and charges deducted under the Facilitator Multi-Funded Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

         Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 17th day of April, 2001.


                                             NYLIAC MFA
                                             SEPARATE ACCOUNT-I
                                             (Registrant)

                                             By /s/ David J. Krystel
                                                --------------------
                                                  David J. Krystel
                                                   Vice President

                                             NEW YORK LIFE INSURANCE AND
                                             ANNUITY CORPORATION
                                             (Depositor)

                                             By /s/ David J. Krystel
                                                --------------------
                                                  David J. Krystel
                                                   Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


     Howard I. Atkins*              Executive Vice President and Director
                                    (Principal Financial Officer)

     Gary G. Benanav*               Director and Executive Vice President


     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director

     Richard M. Kernan, Jr.*        Director

     Robert D. Rock*                Senior Vice President and Director

     Frederick J. Sievert*          President and Director (Principal Executive
                                    Officer)

     Seymour Sternberg*             Director

     George J. Trapp*               Director



*By /s/ David J. Krystel
    --------------------
     David J. Krystel
     Attorney-in-Fact
     April 17, 2001



     *Pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------

(9)                   Opinion and Consent of Thomas F. English, Esq.

(10)(a)               Consent of PricewaterhouseCoopers LLP.